SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 522,406	$ 427,795
Additions		8,407	123,172
Disposals			(1,500)
Translation differences		(23,659)	(27,061)
Impairments		(268,743)
Cost, ending balance		238,411	522,406
Accumulated amortization, beginning balance		227,291	206,658
Depreciation		13,446	33,101
Translation differences		(11,851)	(12,468)
Accumulated amortization, ending balance		228,886	227,291
Property and Equipment	[1]	9,525	295,115
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		29,019	31,944
Additions		6,664	460
Disposals			(1,500)
Translation differences		(1,519)	(1,885)
Impairments
Cost, ending balance		34,164	29,019
Accumulated amortization, beginning balance		27,588	26,794
Depreciation		2,172	2,399
Translation differences		(1,439)	(1,605)
Accumulated amortization, ending balance		28,321	27,588
Property and Equipment		5,843	1,431
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		181,052	192,482
Additions
Disposals
Translation differences		(9,419)	(11,430)
Impairments
Cost, ending balance		171,633	181,052
Accumulated amortization, beginning balance		169,535	150,219
Depreciation		9,377	28,405
Translation differences		(8,839)	(9,089)
Accumulated amortization, ending balance		170,073	169,535
Property and Equipment		1,560	11,517
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		33,310	35,414
Additions		1,039
Disposals
Translation differences		(1,735)	(2,104)
Impairments
Cost, ending balance		32,614	33,310
Accumulated amortization, beginning balance		30,168	29,645
Depreciation		1,897	2,297
Translation differences		(1,573)	(1,774)
Accumulated amortization, ending balance		30,492	30,168
Property and Equipment		2,122	3,142
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[2]	279,025	167,955
Additions	[2]	704	122,712
Disposals	[2]
Translation differences	[2]	(10,986)	(11,642)
Impairments	[2]	(268,743)
Cost, ending balance	[2]		279,025
Accumulated amortization, beginning balance	[2]
Depreciation	[2]
Translation differences	[2]
Accumulated amortization, ending balance	[2]
Property and Equipment	[2]		$ 279,025

[1]	Revised as of December 31, 2022 (Note 4)
[2]	Reclassified